UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 117.3%
Corporate — 3.8%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,580,505
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,500	5,054,175
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,520,293
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,511,650
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	3,530	3,596,505
		18,263,128
County/City/Special District/School District — 24.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,254,645
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp., Project, Series A, 5.38%, 10/01/41	1,000	1,097,520
City of New York, New York, GO:
Refunding, Series I, 5.00%, 8/01/32 (b)	490	568,317
Series A-1, 5.00%, 8/01/35	2,350	2,657,732
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,780,667
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,316,350
5.00%, 12/01/36	1,100	1,250,480
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,148,710
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,850	1,936,617
(NPFGC), 5.00%, 2/15/47	1,500	1,570,230
New York City Industrial Development Agency, RB, PILOT:
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	906,016
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,522,645

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York City Industrial Development Agency, RB, PILOT (concluded):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	$8,140	$8,142,930
Yankee Stadium (AGC), 5.05%, 3/01/39 (c)	1,380	363,106
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,200	2,269,432
Yankee Stadium (NPFGC), 5.00%, 3/01/46	9,500	9,688,575
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,533,840
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,428,313
Future Tax Secured, Series C (NPFGC), 5.00%, 2/01/33	10,000	10,597,500
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/13 (d)	2,455	2,537,341
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	45	46,382
Series B (NPFGC), 5.50%, 2/01/13	110	110,479
Series S-2 (AGM), 5.00%, 1/15/37	3,750	4,014,450
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,954,131
New York City Transitional Finance Authority, Refunding RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,567,652
Series A (NPFGC), 5.00%, 11/15/26	1,000	1,003,490
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,203,740
5.00%, 11/15/35	1,150	1,198,438
5.00%, 11/15/44	4,955	5,149,038
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,914,943
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,392,478
7 World Trade Center Project, 5.00%, 9/15/43	2,780	3,024,334
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,455,150
Oneida-Herkimer Solid Waste Management Authority New York, Refunding RB (AGM), 5.50%, 4/01/13	1,800	1,871,262

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	$10,175	$11,064,498
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	355,422
5.38%, 9/01/41	125	140,434
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,106,169
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	565,165
		115,708,621
Education — 15.6%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,050	4,411,786
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,281,360
New York City Industrial Development Agency, Refunding RB, Nightingale- Bamford School (AMBAC), 5.25%, 1/15/17	1,200	1,229,772
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,462,870
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
5.00%, 7/01/35	750	838,665
5.00%, 7/01/40	1,500	1,654,950
New York State Dormitory Authority, RB:
Convent Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,080,139
Fordham University, Series A, 5.00%, 7/01/28	175	198,916
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,575,833
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,146,960
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,085,460
New School (AGM), 5.50%, 7/01/43	3,265	3,662,579
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,567,990
New York University, Series B, 5.00%, 7/01/34	400	449,884

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
New York University, Series B, 5.00%, 7/01/42	$3,000	$3,395,820
New York University, Series C, 5.00%, 7/01/38	2,000	2,174,460
Siena College, 5.13%, 7/01/39	1,345	1,458,195
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,126,530
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	5,100	5,382,744
New York University Series A, 5.00%, 7/01/37	4,180	4,750,612
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,239,127
Third General Resolution, State University Educational Facilities, Series A, 5.00%, 5/15/29	1,000	1,166,330
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	573,975
5.25%, 7/01/36	700	782,418
Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	6,300	6,515,019
Carnegie Hall, Series A, 4.75%, 12/01/39	3,150	3,375,571
Carnegie Hall, Series A, 5.00%, 12/01/39	1,850	2,015,112
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.75%, 12/01/31	7,000	7,147,560
		74,750,637
Health — 10.1%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	559,820
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	4,455,895
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	2,006,622

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	$7,965	$8,155,204
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,034,990
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,508,345
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,921,795
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	4,000	4,127,800
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,825	2,046,263
NYU Hospital Center, Series A, 5.75%, 7/01/31	2,680	3,036,708
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,800	2,080,098
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,047,900
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	2,000	2,205,460
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	7,375	8,265,974
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,054,100
		48,506,974
Housing — 4.1%
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	773,190
Series A-1-A, 5.45%, 11/01/46	1,335	1,367,027
Series C, 5.00%, 11/01/26	1,250	1,298,000
Series C, 5.05%, 11/01/36	2,000	2,058,640
Series H-1, 4.70%, 11/01/40	1,000	1,011,970
Series H-2-A, 5.20%, 11/01/35	835	862,179
Series H-2-A, 5.35%, 5/01/41	600	628,872
New York Mortgage Agency, RB, Series 145, AMT, 5.13%, 10/01/37	1,000	1,034,720
New York Mortgage Agency, Refunding RB, AMT:
Series 133, 4.95%, 10/01/21	685	715,551
Series 143, 4.85%, 10/01/27	1,085	1,118,375
Series 143, 4.90%, 10/01/37	878	898,260

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
New York Mortgage Agency, Refunding RB, AMT (concluded):
Series 143 (NPFGC), 4.85%, 10/01/27	$2,000	$2,081,080
Series 82 (NPFGC), 5.65%, 4/01/30	555	555,644
Series 97, 5.50%, 4/01/31	595	595,565
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,018,460
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,608,255
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,055,960
		19,681,748
State — 9.2%
New York State, GO, Series E, 3.75%, 12/15/31	1,895	1,977,224
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	2,320	2,628,073
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	280,623
Mental Health Facilities, Series B, 5.25%, 2/15/14 (d)	1,550	1,675,007
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,981,770
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,684,650
School Districts Financing Program, Series D (NPFGC), 5.00%, 10/01/30	1,240	1,256,740
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,007,985
New York State Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	485,055
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,056,200
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,000	1,120,880
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,716,247
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 4/01/32	1,000	1,168,250

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Urban Development Corp., RB:
Personal Income Tax, Series C-1 (NPFGC), 5.00%, 3/15/13 (d)	$3,000	$3,112,650
State Personal Income Tax, Series A, 3.50%, 3/15/28	1,660	1,710,680
State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/29	2,000	2,127,740
		43,989,774
Tobacco — 4.0%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A- 1 (AMBAC):
5.25%, 6/01/20	5,000	5,237,500
5.25%, 6/01/21	13,275	13,905,562
		19,143,062
Transportation — 37.4%
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	7,370	7,750,661
Series A (AGM), 5.00%, 2/15/47	7,530	7,918,925
Series A (NPFGC), 4.50%, 2/15/47	14,505	14,655,562
Series A (NPFGC), 5.00%, 2/15/47	305	320,753
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	6,015	7,705,275
Transportation, Series A, 5.00%, 11/15/27	1,000	1,153,790
Transportation, Series D, 5.25%, 11/15/41	2,250	2,533,725
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	1,820	1,826,152
Series A (AGM), 5.75%, 11/15/32	19,000	19,425,030
Series B, 5.00%, 11/15/34	2,500	2,787,575
Series C (AGM), 4.75%, 7/01/12 (d)	2,535	2,544,582
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (d)	6,300	6,445,089
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	6,000	6,667,920
5.25%, 12/15/43	11,500	13,079,985
New York State Thruway Authority, RB, Series F (AMBAC), 5.00%, 1/01/30	5,000	5,396,750
New York State Thruway Authority, Refunding RB, Series G (AGM):
4.75%, 1/01/29	1,250	1,349,938
4.75%, 1/01/30	1,030	1,116,046
5.00%, 1/01/32	3,450	3,791,619

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	$1,600	$1,776,672
Port Authority of New York & New Jersey, RB:
Consolidated, 124th Series, 5.00%, 8/01/36	750	752,160
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,831,000
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 5.90%, 12/01/17	4,000	4,005,480
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 6.25%, 12/01/15	7,830	8,656,613
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 5.75%, 12/01/22	26,725	26,729,543
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,331,440
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,070,894
Triborough Bridge & Tunnel Authority, Refunding RB:
Series C, 5.00%, 11/15/38	1,385	1,556,158
Series E (NPFGC), 5.25%, 11/15/23	9,600	9,798,048
Series E (NPFGC), 5.00%, 11/15/32	8,315	8,451,532
		179,428,917
Utilities — 8.9%
Long Island Power Authority, RB, Series A:
5.00%, 5/01/36	2,375	2,618,984
(AMBAC), 5.00%, 9/01/29	3,000	3,213,630
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,786,380
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,686,375
Series A (AGC), 5.75%, 4/01/39	1,000	1,156,020
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	3,500	3,905,440
New York City Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,141,140
2nd Generation Resolution, Series FF, 5.00%, 6/15/31	1,500	1,711,710
Series A (AGM), 4.25%, 6/15/39	1,700	1,756,814

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Series DD, 5.00%, 6/15/32	$5,750	$6,377,440
Series DD (AGM), 4.50%, 6/15/39	2,500	2,612,825
New York State Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC), 4.90%, 10/01/34	6,000	6,106,800
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,662,496
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,944,992
		42,681,046
Total Municipal Bonds in New York		562,153,907

Guam — 1.3%
Transportation — 1.0%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,706,105
5.25%, 10/01/22	1,050	1,051,575
		4,757,680
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,282,748
Total Municipal Bonds in Guam		6,040,428

Puerto Rico — 13.2%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,728,600
State — 6.9%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	1,970	2,218,653
Sub-Series C-7, 6.00%, 7/01/27	2,000	2,240,360
Sub-Series C-7, 6.00%, 7/01/28	4,000	4,469,200
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (c):
(AMBAC), 5.86%, 7/01/34	9,300	2,599,629
(AMBAC), 6.14%, 7/01/37	2,200	482,394
(NPFGC), 5.55%, 7/01/31	10,280	3,616,504
(NPFGC), 5.76%, 7/01/33	5,500	1,661,495

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/31	$1,855	$2,190,941
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,806,225
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	1,000	1,060,680
5.75%, 8/01/37	3,000	3,328,080
(AGM), 5.00%, 8/01/40	1,905	2,023,148
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.63%, 8/01/41 (c)	11,000	2,177,560
CAB, Series A (NPFGC), 5.67%, 8/01/43 (c)	2,500	437,800
Senior Series C, 5.25%, 8/01/40	1,530	1,692,792
		33,005,461
Transportation — 4.7%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	5,025	6,037,286
Puerto Rico Highway & Transportation Authority, Refunding RB:
(AGM), 4.95%, 7/01/26	3,710	3,996,412
Series CC (AGM), 5.50%, 7/01/29	2,145	2,546,287
Series D, 5.75%, 7/01/12 (d)	10,000	10,046,100
		22,626,085
Utilities — 1.0%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,800	1,865,034
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13 (d)	940	989,331
Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,056,940
Puerto Rico Electric Power Authority, Refunding RB, Series V V (NPFGC), 5.25%, 7/01/30	1,000	1,106,530
		5,017,835
Total Municipal Bonds in Puerto Rico		63,377,981

Total Municipal Bonds – 131.8%		631,572,316

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York — 33.0%
County/City/Special District/School District — 14.1%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	$6,800	$7,344,476
Sub-Series C-3 (AGC), 5.75%, 8/15/28	10,000	11,818,500
New York City Transitional Finance Authority, RB, Future Tax Secured Sub-Series D 1, 5.00%, 11/01/38	1,650	1,865,424
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	18,000	18,758,160
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,162,680
7 World Trade Center Project, 4.00%, 9/15/35	2,010	2,039,889
7 World Trade Center Project, 5.00%, 9/15/40	2,610	2,945,829
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,719,850
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	9,500	10,385,922
5.00%, 10/15/32	4,003	4,352,928
		67,393,658
Education — 3.0%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	4,448	5,029,793
New York State Dormitory Authority, RB, New York University, Series A:
5.00%, 7/01/38	5,498	5,978,197
(AMBAC), 5.00%, 7/01/37	2,999	3,222,266
		14,230,256
State — 2.4%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,946,800
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	5,458	5,834,581
		11,781,381
Transportation — 10.2%
Hudson New York Yards Infrastructure Corp., Senior RB, Series A, 5.75%, 2/15/47	5,999	6,907,383
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,822,773
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	12,000	13,188,240

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (concluded)
Transportation (concluded)
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	$8,500	$9,163,680
Port Authority of New York & New Jersey, RB:
Consolidated, 169th Series, 5.00%, 10/15/25	8,005	9,261,763
Consolidated, 37th Series (AGM), 5.13%, 7/15/30	2,500	2,682,725
		49,026,564
Utilities — 3.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,833,309
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	7,151	8,239,376
Series FF-2, 5.50%, 6/15/40	2,399	2,764,326
		15,837,011
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 33.0%		158,268,870
Total Long-Term Investments (Cost – $740,158,363) – 164.8%		789,841,186

Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (f)(g)	2,880,285	2,880,285
Total Short-Term Securities (Cost – $2,880,285) – 0.6%		2,880,285
Total Investments (Cost - $743,038,648*) – 165.4%		792,721,471
Other Assets Less Liabilities – 1.6%		7,789,597
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.2)%		(77,518,973)
VRDP Shares, at Liquidation Value – (50.8)%		(243,600,000)
Net Assets Applicable to Common Shares – 100.0%		$479,392,095

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$666,132,315
Gross unrealized appreciation	$52,053,813
Gross unrealized depreciation	(2,941,477)
Net unrealized appreciation	$49,112,336

(a)	Variable rate security. Rate shown is as of report date.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	6

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch Pierce	$568,317	$3,332

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

BIF New York Municipal Money Fund	12,792,001	(9,911,716)	2,880,285	$74

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
138	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$18,483,375	$(161,981)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$789,841,186	—	$789,841,186
Short-Term Securities	$2,880,285	—	—	2,880,285
Total	$2,880,285	$789,841,186	—	$792,721,471

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(161,981)	—	—	$(161,981)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$365,000	—	—	$365,000
Liabilities:
TOB trust certificates	—	$(77,476,820)	—	(77,476,820)
VRDP shares	—	(243,600,000)	—	(243,600,000)
Total	$365,000	(321,076,820)	—	(320,711,820)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 25, 2012